CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Total	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Series A Preferred Stock [Member]	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Balance, shares at Dec. 31, 2018				3,000,000	6,018,075
Balance, amount at Dec. 31, 2018	$ (3,994,637)			$ 3,000	$ 6,018	$ 13,077,678	$ (17,081,333)
Common stock issued for cashless warrant exercise, shares	531,247				531,247
Common stock issued for cashless warrant exercise, amount	$ 0				$ 531	(531)
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, shares					11,873,057
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, amount	1,501,275				$ 11,873	1,489,402
Common stock issued for related party management fee and patent liabilities, shares					4,066,667
Common stock issued for related party management fee and patent liabilities, amount	250,000				$ 4,067	245,933
Relief of derivative liabilities	2,655,536					2,655,536
Net loss	(8,483,673)						(8,483,673)
Stock-based compensation	0
Balance, shares at Dec. 31, 2019				3,000,000	22,489,046
Balance, amount at Dec. 31, 2019	(8,071,499)	$ 0	$ 0	$ 3,000	$ 22,489	17,468,018	(25,565,006)
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, shares					200,844,446
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, amount	605,255	0	0	0	$ 200,844	404,411	0
Common stock issued for related party management fee and patent liabilities, shares					21,986,841
Common stock issued for related party management fee and patent liabilities, amount	120,000	0	0	0	$ 21,987	98,013	0
Relief of derivative liabilities	1,241,655	0	0	0	$ 0	1,241,655	0
Net loss	1,899,917	0		0			1,899,917
Difference in shares from reverse stock split, shares					1,711
Difference in shares from reverse stock split, amount	0	0	0	$ 0	$ 2	(2)	0
Stock-based compensation	0
Balance, shares at Jun. 30, 2020				3,000,000	245,322,044
Balance, amount at Jun. 30, 2020	(4,204,672)			$ 3,000	$ 245,322	19,212,095	(23,665,089)
Balance, shares at Dec. 31, 2019				3,000,000	22,489,046
Balance, amount at Dec. 31, 2019	(8,071,499)	0	0	$ 3,000	$ 22,489	17,468,018	(25,565,006)
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, shares					681,731,395
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, amount	1,366,705				$ 681,731	684,974
Common stock issued for related party management fee and patent liabilities, shares					64,314,883
Common stock issued for related party management fee and patent liabilities, amount	160,000				$ 64,315	95,685
Relief of derivative liabilities	2,795,340					2,795,340
Net loss	(36,325,230)						(36,325,230)
Beneficial conversion feature issued with Allogenics patent liability	101,351					101,351
Stock-based compensation	170,323					170,323
Differences in shares from reverse stock split, shares					1,293
Differences in shares from reverse stock split, amount					$ 1	(1)
Balance, shares at Dec. 31, 2020				3,000,000	768,536,617
Balance, amount at Dec. 31, 2020	(39,803,010)	0	0	$ 3,000	$ 768,536	21,315,690	(61,890,236)
Balance, shares at Mar. 31, 2020				3,000,000	85,756,727
Balance, amount at Mar. 31, 2020	(3,182,255)			$ 3,000	$ 85,757	18,551,514	(21,822,526)
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, shares					139,828,058
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, amount	254,708				$ 139,828	114,880
Common stock issued for related party management fee and patent liabilities, shares					19,736,841
Common stock issued for related party management fee and patent liabilities, amount	75,000				$ 19,737	55,263
Relief of derivative liabilities	490,438					490,438
Net loss	(1,842,563)						(1,842,563)
Difference in shares from reverse stock split, shares					418
Balance, shares at Jun. 30, 2020				3,000,000	245,322,044
Balance, amount at Jun. 30, 2020	(4,204,672)			$ 3,000	$ 245,322	19,212,095	(23,665,089)
Balance, shares at Dec. 31, 2020				3,000,000	768,536,617
Balance, amount at Dec. 31, 2020	$ (39,803,010)	0	0	$ 3,000	$ 768,536	21,315,690	(61,890,236)
Common stock issued for cashless warrant exercise, shares	11,583,333
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, shares					386,049,691
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, amount	$ 1,229,351	$ 0	$ 0	0	$ 386,050	843,301	0
Common stock issued for related party management fee and patent liabilities, shares		350	150		2,142,857
Common stock issued for related party management fee and patent liabilities, amount	462,000	$ 321,000	$ 141,000	0	$ 2,143	(2,143)	0
Relief of derivative liabilities	12,225,353	0	0	0	0	12,225,353	0
Net loss	24,930,837	0	0	0	0	0	24,930,837
Stock-based compensation	211,768	0	0	0	$ 0	211,768	0
Common stock issued for related party patent and management liabilities, shares					44,642,847
Common stock issued for related party patent and management liabilities, amount	50,000	0	0	0	$ 44,643	5,357	0
Dividends on preferred stock	(20,752)	0	0	0	$ 0	(20,752)	0
Cashless exercise of warrants, shares					18,935,108
Cashless exercise of warrants, amount	0	$ 0	$ 0	$ 0	$ 18,935	(18,935)	0
Balance, shares at Jun. 30, 2021		350	150	3,000,000	1,220,307,120
Balance, amount at Jun. 30, 2021	(714,453)	$ 321,000	$ 141,000	$ 3,000	$ 1,220,307	34,559,639	(36,959,399)
Balance, shares at Mar. 31, 2021		350	150	3,000,000	1,140,079,954
Balance, amount at Mar. 31, 2021	(2,442,573)	$ 326,600	$ 141,049	$ 3,000	$ 1,140,080	30,000,915	(34,054,217)
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, shares					71,347,614
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, amount	341,788	0	0	0	$ 71,348	270,440	0
Relief of derivative liabilities	4,100,498	0	0	0	0	4,100,498	0
Net loss	(2,905,182)	0	0	0	0	0	(2,905,182)
Stock-based compensation	211,768	0	0	0	0	211,768	0
Dividends on preferred stock	(20,752)	(5,600)	(49)	0	$ 0	(15,103)	0
Cashless exercise of warrants, shares					8,879,552
Cashless exercise of warrants, amount	0	$ 0	$ 0	$ 0	$ 8,879	(8,879)	0
Balance, shares at Jun. 30, 2021		350	150	3,000,000	1,220,307,120
Balance, amount at Jun. 30, 2021	$ (714,453)	$ 321,000	$ 141,000	$ 3,000	$ 1,220,307	$ 34,559,639	$ (36,959,399)